Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Cash and cash equivalents

19.Cash and cash equivalents

	December 31,
	2023	2022
Bank balances	26,629	190,286
Call deposits	11,900	0
Cash and cash equivalents in the statement of cash flows	38,529	190,286

Call deposits all have original maturities of three months or less.